BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and Cash Equivalents	$ 3,210,464	$ 4,640,603	$ 6,591,128
Accounts Receivables	4,151,236	2,609,520
Note receivable	3,665,808	3,097,981	0
Other receivables	12,898	5,771
Prepayments	1,863,217	61,707
Total current assets	12,903,623	10,415,582	6,591,128
Non current Assets:
Property and equipment, net	170,428	0
Right of use assets	2,574,212	2,813,186	0
Intangible asset, net	43,411	49,029
Rental deposit	34,058	264,910
Total non-current assets	2,822,109	3,127,125
Total Assets:	15,725,732	13,542,707	6,591,128
Current Liabilities:
Account payables	184,891	8,176
Accrued expenses	223,815	263,355	32,000
Tax payables	272,210	828,695
Amount due to related parties	560,500	416,500	1,754,515
Lease liabilities, current	612,537	569,865
Other payables	176,254	90,633
Total Current Liabilities	2,030,207	2,177,224	1,786,515
Lease liabilities, non current	2,187,361	2,471,598
Total Liabilities	4,217,568	4,648,822	1,786,515
Stockholders' Equity:
Common Stock; $0.00 per share par value; 305,451,498 issued and outstanding at June 31, 2021 and December 31, 2020	0	0
Additional Paid in Capital	6,057,520	6,057,520	222,020
Share to be issued			5,000,000
Accumulated other comprehensive income	698,900	578,735
Retained Earning	4,751,744	2,257,630	(417,407)
Total Stockholders' Equity	11,508,164	8,893,885	4,804,613
Total Liabilities and Stockholders' Equity	$ 15,725,732	$ 13,542,707	$ 6,591,128